Related Party Transactions (Details) - Schedule of Loan to Related Franchisees - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Loan to Related Franchisees [Line Items]
Gross	$ 17,993,467	$ 17,678,913
Discount	2,072,010	2,076,767
Allowance	11,554,072	7,309,516
Net	4,367,385	8,292,630
Jiangsu Changshu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	417,558	356,190
Discount	41,746	41,842
Allowance	269,107	208,300
Net	106,705	106,048
Shandong Dongming [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	437,733	627,826
Discount	73,583	73,752
Allowance	195,571	211,033
Net	168,579	343,041
Jiangxi Gao’an [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	586,809	605,621
Discount	70,980	71,143
Allowance	393,844	287,121
Net	121,985	247,357
Hunan Huaihua [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	773,378	719,814
Discount	84,364	84,558
Allowance	428,430	254,690
Net	260,584	380,566
Jiangxi Jiujiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	293,344	279,279
Discount	32,732	32,807
Allowance	220,333	171,188
Net	40,279	75,284
Hunan Liuyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	345,227	413,509
Discount	48,464	48,576
Allowance	242,666	223,766
Net	54,097	141,167
Hunan Loudi [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	542,151	540,686
Discount	63,370	63,515
Allowance	393,419	232,408
Net	85,362	244,763
Hunan Pingjiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	368,809	392,004
Discount	45,944	46,049
Allowance	268,849	175,230
Net	54,016	170,725
Jiangxi Pingxiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	529,194	583,694
Discount	68,410	68,567
Allowance	383,013	299,055
Net	77,771	216,072
Henan Puyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	575,447	645,124
Discount	75,610	75,784
Allowance	378,500	245,216
Net	121,337	324,124
Fujian Quanzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	460,974	437,376
Discount	51,261	51,379
Allowance	349,604	288,737
Net	60,109	97,260
Jiangxi Wanzai [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	552,692	512,867
Discount	60,109	60,247
Allowance	379,254	207,450
Net	113,329	245,170
Jiangxi Xinyu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	941,216	921,187
Discount	107,965	108,213
Allowance	633,558	338,524
Net	199,693	474,450
Jiangxi Yichun [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	131,767	95,301
Discount	11,169	11,195
Allowance	93,683	50,234
Net	26,915	33,872
Jiangxi Yudu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	516,693	565,823
Discount	66,316	66,468
Allowance	337,587	264,583
Net	112,790	234,772
Guangdong Zengcheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	444,028	456,895
Discount	53,549	53,672
Allowance	374,109	294,661
Net	16,370	108,562
Jiangxi Shanggao [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	598,092	594,055
Discount	69,625	69,784
Allowance	338,890	177,529
Net	189,577	346,742
Shandong Heze [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	840,565	856,193
Discount	100,348	100,578
Allowance	548,779	323,148
Net	191,438	432,467
Jiangxi Ganzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	141,550	121,328
Discount	14,220	14,253
Allowance	102,702	62,408
Net	24,628	44,667
Hunan Liling [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	82,490	66,105
Discount	7,748	7,765
Allowance	48,767	20,696
Net	25,975	37,644
Hunan Zhuzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	146,580	130,479
Discount	15,292	15,328
Allowance	97,531	54,913
Net	33,757	60,238
Hunan Changsha [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	9,567	8,904
Discount	1,044	1,046
Allowance	3,987	1,962
Net	4,536	5,896
Guangxi Guilin [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	39,409	39,499
Discount	4,629	4,640
Allowance	16,353	8,703
Net	18,427	26,156
Hunan Chenzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	498,383	508,568
Discount	59,605	59,742
Allowance	351,372	216,675
Net	87,406	232,151
Jiangxi Ji’an [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	617,985	572,830
Discount	67,137	67,291
Allowance	412,712	232,646
Net	138,136	272,893
Guangxi Nanning [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	171,196	164,740
Discount	19,308	19,352
Allowance	138,408	87,227
Net	13,480	58,161
Hunan Leiyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	803,153	632,745
Discount	74,159	74,329
Allowance	448,545	221,954
Net	280,449	336,462
Guangdong Dongguan Changping [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	462,780	458,637
Discount	53,753	53,877
Allowance	251,795	137,329
Net	157,232	267,431
Hunan Changsha County [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	61,500	61,641
Discount	7,224	7,241
Allowance	50,615	32,369
Net	3,661	22,031
Guizhou Zunyi [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	248,432	242,153
Discount	28,381	28,446
Allowance	157,266	92,445
Net	62,785	121,262
Jiangsu Xuzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	230,911	231,441
Discount	27,125	27,188
Allowance	191,017	122,605
Net	12,769	81,648
Hunan Yongxing [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	235,155	242,475
Discount	28,419	28,484
Allowance	180,522	119,993
Net	26,214	93,998
Hunan Hengyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	168,427	168,814
Discount	19,785	19,831
Allowance	99,770	57,952
Net	48,872	91,031
Hainan Sanya [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	127,701	127,994
Discount	15,001	15,036
Allowance	68,617	112,958
Net	44,083
Hunan Changsha Yuhua [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	580,900	493,196
Discount	57,804	57,936
Allowance	295,964	131,535
Net	227,132	303,725
Shandong Heze Dingtao [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	574,066	520,592
Discount	61,015	61,155
Allowance	298,098	140,112
Net	214,953	319,325
Shandong Heze Yuncheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	464,733	465,800
Discount	54,593	54,718
Allowance	289,754	158,529
Net	120,386	252,553
Shandong Heze Gaoxin [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	95,735	54,860
Discount	6,430	6,445
Allowance	52,477	17,169
Net	36,828	31,246
Shandong Zouping [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	62,866	63,011
Discount	7,385	7,402
Allowance	44,670	27,280
Net	10,811	28,329
Shandong Juye [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	465,717	411,995
Discount	48,288	48,398
Allowance	324,584	174,963
Net	92,845	188,634
Shandong Juancheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	489,401	449,363
Discount	52,668	52,787
Allowance	285,428	134,326
Net	151,305	262,250
Shandong Shanxian [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	479,725	494,525
Discount	57,960	58,093
Allowance	256,232	135,766
Net	165,533	300,666
Jiangxi Zhangshu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	66,966	67,120
Discount	7,867	7,885
Allowance	44,920	27,949
Net	14,179	31,286
Guangdong Foshan [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	96,555	96,776
Discount	11,342	11,368
Allowance	72,856	43,582
Net	12,357	41,826
Jiangxi Jingdezhen [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	77,900	78,079
Discount	9,151	9,172
Allowance	35,833	18,728
Net	32,916	50,179
Guangxi Yulin [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	390,538	391,435
Discount	45,877	45,982
Allowance	303,523	266,698
Net	41,138	78,755
Shandong Heze Cao County [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	423,733	438,404
Discount	51,382	51,500
Allowance	264,877	137,247
Net	107,474	249,657
Dongguan Nancheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	5,467	5,479
Discount	642	644
Allowance	2,269	1,207
Net	2,556	3,628
Hubei Macheng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	98,797	99,023
Discount	11,606	11,632
Allowance	40,995	21,819
Net	46,196	65,572
Shandong Jining Liangshan [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	13,667	13,698
Discount	1,605	1,609
Allowance	5,672	3,018
Net	6,390	9,071
Guangdong Zhanjiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	35,875	35,957
Discount	4,214	4,224
Allowance	14,886	7,923
Net	16,775	23,810
Hunan Hengyang Shigu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	20,500	20,547
Discount	2,408	2,414
Allowance	8,506	4,527
Net	9,586	13,606
Jiangxi Ji’an Yongfeng [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	19,133	18,492
Discount	2,167	2,172
Allowance	7,957	4,075
Net	9,009	12,245
Hunan Changde [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	37,583	37,669
Discount	4,415	4,425
Allowance	15,594	8,300
Net	17,574	24,944
Hunan Shaoyang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	13,667
Discount
Allowance	6,023
Net	7,644
Hunan Yongzhou [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	13,667
Discount
Allowance	6,023
Net	7,644
Hunan Ningxiang [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	6,833
Discount
Allowance	3,011
Net	3,822
Guangxi Nanning Jiangnan [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	41,000	41,095
Discount	4,816	4,828
Allowance	17,013	9,055
Net	19,171	27,212
Jiangxi Shangrao [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	12,081
Discount
Allowance	5,324
Net	6,757
Anhui Bengbu [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	2,733
Discount
Allowance	1,204
Net	1,529
Zhejiang JinHua [Member]
Schedule of Loan to Related Franchisees [Line Items]
Gross	2,733
Discount
Allowance	1,204
Net	$ 1,529